UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pamet Capital Management, L.P.

Address:   222 Berkeley Street
           22nd Floor
           Boston, MA 02116


Form 13F File Number: 028-11903


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William P. Wall
Title:  Authorized Signatory
Phone:  (617) 646-6100

Signature,  Place,  and  Date  of  Signing:

/s/ William P. Wall                Boston, Massachusetts              2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      873,889
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ARBITRON INC                COM            03875Q108   75,125  3,207,709 SH       SOLE                 3,207,709      0    0
CIT GROUP INC               COM NEW        125581801   59,883  2,168,870 SH       SOLE                 2,168,870      0    0
CLEAR CHANNEL OUTDOOR HLDGS CL A           18451C109   34,465  3,317,090 SH       SOLE                 3,317,090      0    0
CROWN CASTLE INTL CORP      COM            228227104  236,081  6,047,153 SH       SOLE                 6,047,153      0    0
DISH NETWORK CORP           CL A           25470M109   49,917  2,403,346 SH       SOLE                 2,403,346      0    0
LIBERTY MEDIA CORP NEW      INT COM SER A  53071M104  130,890 12,074,750 SH       SOLE                12,074,750      0    0
MCGRAW HILL COS INC         COM            580645109   67,569  2,016,386 SH       SOLE                 2,016,386      0    0
MOHAWK INDS INC             COM            608190104   74,608  1,567,405 SH       SOLE                 1,567,405      0    0
NEWCASTLE INVT CORP         COM            65105M108    5,484  2,623,897 SH       SOLE                 2,623,897      0    0
PENNYMAC MTG INVT TR        COM            70931T103   19,647  1,143,600 SH       SOLE                 1,143,600      0    0
SLM CORP                    COM            78442P106   88,902  7,888,407 SH       SOLE                 7,888,407      0    0
TAL INTL GROUP INC          COM            874083108   31,318  2,367,192 SH       SOLE                 2,367,192      0    0